FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 28, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 13,664		$ 2,696
At fair value
Disclosure of fair value measurement of liabilities [line items]
Liabilities	10,603
At fair value | Derivative Financial Instrument
Disclosure of fair value measurement of liabilities [line items]
Liabilities	10,603
Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 1 | Derivative Financial Instrument
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 2 | Derivative Financial Instrument
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	10,603	$ 11,989
Level 3 | Derivative Financial Instrument
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 10,603